Trust Account and Fair Value Measurements	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Trust Account And Fair Value Measurements [Abstract]
Trust Account and Fair Value Measurements
3. Trust Account and Fair Value Measurements
The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using the Black Scholes Option Price Model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Black Scholes Option Price Model each measurement date. The fair value of Public Warrants issued in connection with the Public Offering have been measured based on the listed market price of such warrants since November 2020 when the warrants began separately trading. During the three months ended June 30, 2021, the Company recognized a loss resulting from an increase in the fair value of warrant liabilities of $27,000. For the the six months ended June 30, 2021, the Company recognized a gain resulting from a decrease in the fair value of warrant liabilities of
$8.9
million presented as change in fair value of warrant liabilities in the accompanying unaudited consolidated statements of operations.
The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 by level within the fair value hierarchy:

	Level	June 30, 2021	December 31, 2020
Liabilities:
Warrant liabilities—Public	1	$20,585,000	$24,725,000
Warrant liabilities—Private	3	$11,154,669	$15,960,669
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the three and six months ended June 30, 2021. During the three and six months ended June 30, 2021, the Company withdrew
$42,613
and $147,620, respectively from the Trust Account for working capital to pay franchise taxes.
The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Black Scholes Option Price Model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates
remaining
at zero.
As of December 31, 2020, investment securities in the Company’s Trust Account consisted of $345,081,176 in United States Treasury Bills and another $943 held as cash. The Company classifies its Treasury Instruments and equivalent securities as held-to-maturity in accordance with FASB ASC 320 “Investments – Debt and Equity Securities”.
Held
-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts. The following table presents fair value information as of June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In addition, the table presents the carrying value (held to maturity), excluding accrued interest income and gross unrealized holding loss. Since all of the Company’s permitted investments consist of U.S. government treasury bills and cash, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets as follows:

	Carrying Value	Gross Unrealized Holding (Loss)	Quoted Prices in Active Markets (Level 1)
US Government Treasury Securities as of December 31, 2020 (1)	$345,081,176	$6,149	$345,087,325

Money market funds as of June 30, 2021	$345,008,297	—	$345,008,297

(1)	Maturity date March 25, 2021
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of June 30, 2021	As of December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.28	$10.54
Volatility for private warrants	30.0%	30.3%
Term	5.00	5.50
Risk-free rate	0.87%	0.43%
Dividend yield	0%	0%
The change in the fair value of the Level 3 warrant liabilities for the three months ended June 30, 2021 is summarized as follows:

Level 3 warrant liabilities at December 31, 2020	$15,960,669
Change in fair value of warrant liabilities	(4,806,000)

Level 3 warrant liabilities at June 30, 2021	$11,154,669

6. Fair Value Measurements
The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Public Offering have been measured based on the listed market price of such warrants since November 2020. For the period ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of $16,260,669 presented as change in fair value of derivative warrant liabilities in the accompanying statement of operations.
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account\—U.S. Treasury Securities (1)	$345,087,325	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants (restated)	$24,725,000	$—	$—
Derivative warrant liabilities - Private Placement Warrants (restated)	$—	$—	$15,960,669

(1)	Excludes $943 of cash balance held within the Trust Account.
The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	At issuance	As of December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.81	$10.54
Volatility for public warrants	22.50%	N/A %
Volatility for private warrants	27.70%	30.30%
Term	5.50	5.50
Risk-free rate	0.32%	0.43%
Dividend yield	—%	—%
The change in the fair value of the Level 3 derivative warrant liabilities for the period ended December 31, 2020 is summarized as follows:

Level 3 Derivative warrant liabilities at June 5, 2020 (inception)	$—
Issuance of Public and Private Warrants	26,857,668
Change in fair value of derivative warrant liabilities	13,828,001
Transfer of public warrant liability to Level 1 (1)	(24,725,000)

Level 3 Derivative warrant liabilities at December 31, 2020	$15,960,669

(1)
Due to the use of quoted prices in an active market for Public Warrants as of December 31, 2020, the Company had transfers out of Level 3 to Level 1 amounting to $24,725,000 as of December 31, 2020. The Company deems the transfer between levels to have occurred at the end of the period.